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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

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                                   FORM N-PX

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              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-21284

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                      AllianzGI Convertible & Income Fund
              (Exact name of registrant as specified in charter)

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                       1633 Broadway, New York, NY 10019
                    (Address of Principal Executive Office)

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                 Allianz Global Investors Fund Management LLC
                                 1633 Broadway
                              New York, NY 10019
                    (Name and Address of Agent for Service)

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       Registrant's telephone number, including area code: 212-739-3000

                     Date of fiscal year end: February 28

         Date of reporting period: July 1, 2012 through June 30, 2013

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Item 1. Proxy Voting Record

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number :            811-21284

Name of Registrant:      AllianzGI Convertible & Income Fund
                         (formerly, AGIC Convertible & Income Fund)

Address of Principal Executive Offices:
                       1633 Broadway
                       New York, New York 10019
Name and address of agent of service:
                       Allianz Global Investors Fund Management LLC
                       AllianzGI Convertible & Income Fund
                       1633 Broadway
                       New York, New York 10019

Registrant's telephone number including area code:
                       212-739-3000


Date of reporting period:
                       07/01/2012    -   06/30/2013



















Item 1: Proxy Voting Record - Item1 Proxy Voting Record -

Registrant : AllianzGI Convertible & Income Fund

Fund Name : AllianzGI Convertible & Income Fund
            (formerly, AGIC Convertible & Income Fund)

________________________________________________________________________________
Fifth Third Bancorp
Ticker     Security ID:             Meeting Date          Meeting Status
FITB       CUSIP 316773209          04/16/2013            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Elect Darryl F. Allen    Mgmt       For        For        For
2          Elect Evan Bayh          Mgmt       For        For        For
3          Elect Ulysses L.         Mgmt       For        For        For
            Bridgeman,
            Jr.

4          Elect Emerson L.         Mgmt       For        For        For
            Brumback

5          Elect James P. Hackett   Mgmt       For        For        For
6          Elect Gary R. Heminger   Mgmt       For        For        For
7          Elect Jewell D. Hoover   Mgmt       For        For        For
8          Elect William M. Isaac   Mgmt       For        For        For
9          Elect Kevin T. Kabat     Mgmt       For        For        For
10         Elect Mitchel D.         Mgmt       For        For        For
            Livingston

11         Elect Michael B.         Mgmt       For        For        For
            McCallister

12         Elect Hendrick G. Meijer Mgmt       For        For        For
13         Elect John J. Schiff,    Mgmt       For        For        For
            Jr.

14         Elect Marsha C. Williams Mgmt       For        For        For
15         Ratification of Auditor  Mgmt       For        For        For
16         Advisory Vote on         Mgmt       For        For        For
            Executive
            Compensation



17         Frequency of Advisory    Mgmt       1 Year     1 Year     For
            Vote on Executive
            Compensation


________________________________________________________________________________
HealthSouth Corporation
Ticker     Security ID:             Meeting Date          Meeting Status
HLS        CUSIP 421924309          05/02/2013            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1.1        Elect John W. Chidsey    Mgmt       For        For        For
1.2        Elect Donald L. Correll  Mgmt       For        For        For
1.3        Elect Yvonne M. Curl     Mgmt       For        For        For
1.4        Elect Charles M. Elson   Mgmt       For        For        For
1.5        Elect Jay Grinney        Mgmt       For        For        For
1.6        Elect Jon F. Hanson      Mgmt       For        For        For
1.7        Elect Joan E. Herman     Mgmt       For        For        For
1.8        Elect Leo I. Higdon, Jr. Mgmt       For        For        For
1.9        Elect Leslye G. Katz     Mgmt       For        For        For
1.10       Elect John E. Maupin,    Mgmt       For        For        For
            Jr.

1.11       Elect L. Edward Shaw,    Mgmt       For        For        For
            Jr.

2          Ratification of Auditor  Mgmt       For        For        For
3          Advisory Vote on         Mgmt       For        For        For
            Executive
            Compensation

SIGNATURES

   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

       (Registrant):                AllianzGI Convertible & Income Fund

By (Signature and Title)*:  /s/ Brian Shlissel
                            --------------------------------------
                            Name: Brian Shlissel
                            Title: President and Chief Executive Officer

Date: August 27, 2013

* Print the name and title of each signing officer under his or her signature.